Schedule of Reconciliation of Convertible Note (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Convertible Note
Financial Derivative Liability	$ 384,500		$ 250,921	$ 2,120,963
Financial Liability	6,673,747		6,281,411	5,328,247
Convertible note, opening balance	7,058,247	$ 6,532,332	6,532,332	7,449,210
Loss/(Gain) on financial derivative	4,904,252		(624,654)	(1,870,042)
Amortization of financial liability	324,962	$ (55,192)	577,961	928,281
Financial liability movement			428,333
Foreign exchange movement	373,786		226,908	24,883
Option fee			(82,633)
Movement of convertible note			525,915	(916,878)
Convertible note, ending balance	12,661,247		7,058,247	6,532,332	7,449,210
Current liabilities
Financial Derivative Liability	5,922,664		384,500	250,921
Financial Liability	929,850		1,021,490	928,867
Convertible note current	6,852,514		1,405,990	1,179,788
Non-current liabilities
Financial Liability	5,808,733		5,652,257	5,352,544
Convertible note	$ 12,661,247		$ 7,058,247	$ 6,532,332	$ 7,449,210